Fresh Start Accounting - Additional Information (Detail) - USD ($) $ in Thousands	5 Months Ended
	Jun. 30, 2016	Feb. 11, 2016
Reorganizations [Abstract]
Existing voting shares percentage of the predecessor company is less than	50.00%
Estimated enterprise value	$ 954,242	$ 954,242
Discount rate at capital asset pricing model	15.20%
Long-term out outlook and geographical regions of operates estimated rate	2.00%